Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt [Table Text Block]
	March 31, 2015	December 31, 2014
Obligations under borrowing arrangements	$96,936	$94,198
Less: Current portion of long-term debt and other current borrowings	59,886	54,925
Long-term debt	$37,050	$39,273

Long-term debt is comprised of the following:

	December 31, 2014	December 31, 2013
Obligations under borrowing arrangements	$94,198	$77,817
Less: Current portion of long-term debt and other current borrowings	54,925	29,720
Long-term debt	$39,273	$48,097

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of long term debt and other current borrowings are as follows as of December 31, 2014:

Year Ending December 31,
2015	$51,101
2016	11,690
2017	6,538
2018	3,815
2019	2,170
Thereafter	3,379
Total	$78,693

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum lease payments under all capital leases at December 31, 2014 are as follows:

Year Ending December 31,
2015	$3,824
2016	3,621
2017	2,412
2018	1,141
2019	1,366
Thereafter	3,141
Total	$15,505

Schedule of Debt [Table Text Block]
Proceeds from debt and repayments of debt for the three months ended March 31, 2015 and 2014 are as follows:

	March 31,
	2015	2014
Proceeds from debt	$22,255	$23,229
Repayments of debt	$21,767	$16,530